EARNINGS (LOSS) PER SHARE ("EPS") (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Numerator:
Net (loss) from continuing operations	$ (31,552,242)	$ (47,363,485)	$ (7,615,748)
Net (loss) income from discontinued operations	(3,274,747)	(23,834,894)	13,148,329
NET (LOSS) INCOME	$ (34,826,989)	$ (71,198,379)	$ 5,532,581
Denominator:
Weighted average number of ordinary shares outstanding-basic	48,837,977.00	48,757,199.00	48,693,162.00
Weighted average number of dilutive potential ordinary shares from share options			4,219,664.00
Weighted average number of ordinary shares outstanding-diluted	48,837,977.00	48,757,199.00	52,912,826.00
Basic net (loss) income per share	$ (0.71)	$ (1.46)	$ 0.11
Diluted (in dollars per share)	$ (0.71)	$ (1.46)	$ 0.10